NOTES PAYABLE (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Short-term Debt [Line Items]
Notes Payable Current	$ 225,812,313	$ 259,546,395
Maximum balance outstanding during the year	323,096,618	309,304,826
Interest expense	6,446,941	4,701,767
Finance charge per contract	0.050%	0.05%-0.15%
China Citic Bank [Member]
Short-term Debt [Line Items]
Notes Payable Current	37,332,540	35,312,435
Bank Of Zhengzhou [Member]
Short-term Debt [Line Items]
Notes Payable Current		6,420,443
Minsheng Bank of China [Member]
Short-term Debt [Line Items]
Notes Payable Current	14,866,940	19,261,328
Guangdong Development Bank [Member]
Short-term Debt [Line Items]
Notes Payable Current	3,303,765	22,471,549
Shanghai Pudong Development Bank [Member]
Short-term Debt [Line Items]
Notes Payable Current		25,681,771
China Merchants Bank [Member]
Short-term Debt [Line Items]
Notes Payable Current	19,822,588	11,235,775
China Everbright Bank [Member]
Short-term Debt [Line Items]
Notes Payable Current	49,226,093	27,286,881
Bank Of Luoyang [Member]
Short-term Debt [Line Items]
Notes Payable Current	46,583,081	43,337,988
Bank Of Communications [Member]
Short-term Debt [Line Items]
Notes Payable Current	28,907,941	22,792,572
Bank Of Pingdingshan [Member]
Short-term Debt [Line Items]
Notes Payable Current		32,102,213
Bank Of Xuchan [Member]
Short-term Debt [Line Items]
Notes Payable Current	13,215,059	2,407,666
Commercial Bank Of Kaifeng [Member]
Short-term Debt [Line Items]
Notes Payable Current	9,250,541	4,815,332
Huaxia Bank [Member]
Short-term Debt [Line Items]
Notes Payable Current		1,605,111
Ping An Bank [Member]
Short-term Debt [Line Items]
Notes Payable Current	$ 3,303,765	$ 4,815,331